Quarterly Report
December 31, 2022
MFS®  South Carolina
Municipal Bond Fund
MSC-Q3

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 4.8%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$543,442
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	797,838
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	474,292
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,299,247
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,546,725
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	143,678
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	131,501
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,467,919
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,456,541
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	1,930,000	1,977,281
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	89,435
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,109
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,612
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	120,000
		$10,133,620
General Obligations - General Purpose – 4.6%
Berkeley County, SC, General Obligation, 5%, 3/01/2033	$2,000,000	$2,345,075
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	475,000	421,471
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	331,248
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	108,658
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040 (w)	785,000	821,533
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,109	27,906
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	116,044	62,729
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	100,428	101,185
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	99,518	101,396
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	97,904	100,177
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	330,093	341,306
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	90,173	78,185
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	170,651	143,618
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	69,565	56,909
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	94,583	74,058
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	349,365	261,914
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,979,122
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	615,787
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	196,096
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	181,758
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	350,915
State of Illinois, General Obligation, “A”, 4%, 3/01/2040	310,000	269,369
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	495,000	427,200
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	264,281
		$9,661,896
General Obligations - Schools – 9.0%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$282,604
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,195,159
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	2,037,900
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,329,980
Beaufort County, SC, School District, General Obligation , “C”, 4%, 3/01/2035	3,000,000	3,116,071
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	621,811
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,281,630
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,033,247
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,488,505
Spartanburg County, SC, School District No. 4, General Obligation, “A”, 5%, 3/01/2047	2,000,000	2,167,300
Spartanburg County, SC, School District No. 4, General Obligation, “A”, 5.25%, 3/01/2052	2,000,000	2,199,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	$2,000,000	$2,119,052
		$18,872,260
Healthcare Revenue - Hospitals – 14.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$231,556
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	103,448
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	41,936
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	21,758
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,981,332
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,214,594
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,171,735
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,023,223
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,017,054
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,035,520
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,029,838
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,281,058
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,480,129
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	263,122
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,090,550
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,523,456
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,043,158
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	497,307
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,838,345
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,013,049
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,063,828
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,036,522
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	453,945
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	550,961
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2036	1,380,000	1,384,190
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037	1,000,000	992,280
		$29,383,894
Healthcare Revenue - Long Term Care – 2.0%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,102,181
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	621,808
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	203,582
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	627,134
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	940,190
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	807,702
		$4,302,597
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$80,268
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	170,245
		$250,513

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$998,602
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	102,525
		$1,101,127
Miscellaneous Revenue - Other – 0.7%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$100,000	$102,631
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	521,663
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	788,499
		$1,412,793
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$673,823	$650,654
Port Revenue – 6.7%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,646,435
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	310,907
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	466,299
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	520,457
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,135,235
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,731,416
South Carolina Ports Authority Rev., 5.25%, 7/01/2055 (Prerefunded 7/01/2025)	3,000,000	3,140,547
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,082,369
		$14,033,665
Sales & Excise Tax Revenue – 3.9%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$873,021
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	20,000	21,126
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	15,950
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,386
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	165,587
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	198,549
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	38,559
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	42,549
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	48,113
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	44,953
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	158,000	139,664
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	3,277,627
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	299,000	269,351
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	146,837
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,410
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	61,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,731
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	63,912
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,202
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	472,281
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	404,284
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,270,888
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	420,026
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	226,875
		$8,240,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$227,830
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	950,297
		$1,178,127
Single Family Housing - State – 5.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$400,000	$400,037
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	290,000	322,204
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2030	560,000	626,413
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2031	575,000	644,486
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2031	575,000	646,917
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	290,000	280,036
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	275,000	266,964
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	3,050,000	2,941,997
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	2,000,000	1,927,481
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,625,000	2,576,573
		$10,633,108
State & Local Agencies – 10.6%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	$3,595,000	$3,662,382
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	59,638
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	48,668
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	26,935
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.94% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,046,088
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	1,804,538
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	1,887,575
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,211,479
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	485,397
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	10,031
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	34,565
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	22,548
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	830,906
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	1,904,549
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	787,067
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	929,523
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,172,835
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,093,848
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,056,549
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,262,354
		$22,337,475
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,180,000	$1,162,499
Tax - Other – 2.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$978,034
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	180,000	183,838
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	96,761
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	285,290
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,069,220
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,088,850
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	135,602
		$4,837,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$792,387
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,333
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	18,047
		$829,767
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$239,598
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	845,000	747,094
		$986,692
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$765,000	$579,420
Transportation - Special Tax – 3.2%
HTA CL-6, TR CTFS CL-2031 Units, 5.25%, 7/01/2031	$70,154	$69,222
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	140,000	148,529
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	80,000	73,059
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	145,000	126,622
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	106,227
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	120,000	128,333
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	369,710
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	129,626
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	127,134
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,283,598
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,147,036
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,101,743
		$6,810,839
Universities - Colleges – 4.7%
Center for Arts & Health Science Public Facilities Corp. Installment Purchase Rev. (Greenville Technical College Project), 4%, 10/01/2038	$2,000,000	$2,026,480
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	3,000,000	2,264,570
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,045
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,138
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	394,958
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	732,446
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,626,746
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,049,741
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	29,917
University of South Carolina, Higher Education Facilities Refunding Rev., “A”, 5%, 5/01/2040	575,000	611,315
		$9,861,356
Utilities - Municipal Owned – 8.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$145,000	$148,993
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	174,300
Piedmont, SC, Municipal Power Agency Rev., “B”, 5%, 1/01/2032	3,000,000	3,355,966
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	20,000	14,400
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	205,000	147,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	237,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	383,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	58,400
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	28,900
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	14,650
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	139,175
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	72,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	65,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	10,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	$270,000	$197,100
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,885
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	10,894
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	29,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	120,000	86,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	102,550
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	32,963
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	106,212
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	83,662
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,034,155
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	608,375
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	500,912
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	493,887
South Carolina Public Service Authority Improvement Rev., “B”, 4%, 12/01/2038	1,750,000	1,656,505
South Carolina Public Service Authority Improvement Rev., “B”, 4%, 12/01/2039	1,500,000	1,411,650
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, “B”, 5%, 12/01/2051	2,055,000	2,068,495
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,182,425
South Carolina Public Service Authority Refunding Rev., “A”, 4%, 12/01/2040	3,000,000	2,789,056
		$18,271,310
Utilities - Other – 1.3%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,282,177
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	140,233
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	724,654
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	588,622
		$2,735,686
Water & Sewer Utility Revenue – 12.3%
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	$755,000	$811,618
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	1,917,733
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,094,020
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	554,271
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	91,162
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	403,406
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	297,324
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	535,030
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	528,102
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2043	1,260,000	1,207,626
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	1,933,643
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	51,333
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	60,000	61,300
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,694
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	71,425
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,074,741
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,070,400
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,501,730
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	257,256
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	189,192
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	5,016,868
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,003,137
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,081,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	$2,000,000	$2,110,957
		$25,894,597
Total Municipal Bonds		$204,161,970
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$359,815
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	787,331	199,790
Total Bonds		$559,605
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$426,950	$186,791
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.02% (v)	3,867,541	$3,868,701

Other Assets, Less Liabilities – 0.7%		1,470,420
Net Assets – 100.0%		$210,247,487
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,868,701 and $204,908,366, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,889,386, representing 2.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$204,348,761	$—	$204,348,761
U.S. Corporate Bonds	—	559,605	—	559,605
Mutual Funds	3,868,701	—	—	3,868,701
Total	$3,868,701	$204,908,366	$—	$208,777,067
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,600,641	$81,362,066	$91,094,210	$12	$192	$3,868,701

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$83,160	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2022, are as follows:
South Carolina	76.0%
Puerto Rico	4.7%
Illinois	2.5%
New York	1.7%
Pennsylvania	1.6%
New Jersey	1.6%
Tennessee	1.2%
Alabama	1.1%
California	1.0%
Massachusetts	1.0%
Guam	0.9%
Texas	0.9%
Arkansas	0.7%
North Carolina	0.7%
Virginia	0.5%
Wisconsin	0.4%
New Hampshire	0.3%
Colorado	0.3%
Maryland	0.3%
Michigan	0.2%
Connecticut	0.2%
Ohio	0.1%
Washington DC	0.1%
Indiana	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.